SUBORDINATED LIABILITIES - Schedule of Movement in Subordinated Liabilities (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)		Dec. 31, 2020 GBP (£)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
At 1 January	£ 13,108	£ 14,261
Proceeds from issue of subordinated liabilities	838	499	[1]	£ 0	[1]
Repurchases and redemptions during the year	(2,182)	(1,417)
Foreign exchange movements	701	(24)
Other movements (cash and non-cash)2	(1,735)	(592)
At 31 December	£ 10,730	£ 13,108		£ 14,261
Borrowings, interest rate (in percent)	3.67%	1.77%		2.28%		3.67%	1.77%	1.77%
Contract/ notional amount £m	£ 7,148,892	£ 4,535,297
Repayment of subordinated liabilities	(2,216)	(1,056)	[1]	£ (3,874)	[1]
Interest paid on subordinated liabilities	(603)	(1,303)	[1]	(1,095)	[1]
Interest expense on subordinated liabilities	(697)	(1,320)		(1,080)
Interest and similar expense
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Interest expense on subordinated liabilities	(681)	(932)		(1,057)
6.475% Non-cumulative Preference Shares callable 2024 (£186 million) | Preference shares £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		£ (8)
Borrowings, interest rate (in percent)		6.475%					6.475%	6.475%
Contract/ notional amount £m		£ 186
6.413% Non-cumulative Fixed to Floating Rate Preference Shares callable 2035 (US$750 million) | Preference shares £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		£ (182)
Contract/ notional amount £m | $							$ 750
6.413% Non-cumulative Fixed to Floating Rate Preference Shares callable 2035 (US$750 million) | Fixed to floating interest rate | Preference shares £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		6.413%					6.413%	6.413%
6.657% Non-cumulative Fixed to Floating Rate Preference Shares callable 2037 (US$750 million) | Preference shares £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		£ (157)
Contract/ notional amount £m | $							$ 750
6.657% Non-cumulative Fixed to Floating Rate Preference Shares callable 2037 (US$750 million) | Fixed to floating interest rate | Preference shares £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		6.657%					6.657%	6.657%
9.25% Non-cumulative Irredeemable Preference Shares (£300 million) | Preference shares £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		£ (79)
Borrowings, interest rate (in percent)		9.25%					9.25%	9.25%
Contract/ notional amount £m		£ 300
9.75% Non-cumulative Irredeemable Preference Shares (£100 million) | Preference shares £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		£ (14)
Borrowings, interest rate (in percent)		9.75%					9.75%	9.75%
Contract/ notional amount £m		£ 100
7.754% Non-cumulative Perpetual Preferred Securities (Class B) (£150 million) | Preferred securities £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		£ (156)
Borrowings, interest rate (in percent)		7.754%					7.754%	7.754%
Contract/ notional amount £m		£ 150
12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	£ (1,399)
Borrowings, interest rate (in percent)	12.00%					12.00%
Contract/ notional amount £m	£ 2,000
13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	£ (221)
Borrowings, interest rate (in percent)	13.00%					13.00%
Contract/ notional amount £m	£ 700
7.281% Perpetual Regulatory Tier One Securities (Series B) (£150 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	£ (22)
Borrowings, interest rate (in percent)	7.281%					7.281%
Contract/ notional amount £m	£ 150
7.881% Guaranteed Non-voting Non-cumulative Preferred Securities (£245 million) | Preferred securities £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	£ (12)
Borrowings, interest rate (in percent)	7.881%					7.881%
Contract/ notional amount £m	£ 245
12% Perpetual Subordinated Bonds (£100 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	£ (22)
Borrowings, interest rate (in percent)	12.00%					12.00%
Contract/ notional amount £m	£ 100
5.75% Undated Subordinated Step-up Notes (£600 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	£ (4)
Borrowings, interest rate (in percent)	5.75%					5.75%
Contract/ notional amount £m	£ 600
7.625% Dated Subordinated Notes 2025 (£750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	£ (502)
Borrowings, interest rate (in percent)	7.625%					7.625%
Contract/ notional amount £m	£ 750
Dated £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Increase through issues during the period		880
Dated £m | 1.985% Fixed Rate Reset Dated Subordinated Tier 2 Notes due 2031 (£500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		500
Contract/ notional amount £m		£ 500
Dated £m | 1.985% Fixed Rate Reset Dated Subordinated Tier 2 Notes due 2031 (£500 million) | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		1.985%					1.985%	1.985%
Dated £m | 3.369% Fixed Rate Reset Dated Subordinated Notes due 2041 (US$1,175 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		£ 380
Contract/ notional amount £m | $							$ 1,175
Dated £m | 3.369% Fixed Rate Reset Dated Subordinated Notes due 2041 (US$1,175 million) | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		3.369%					3.369%	3.369%
Dated £m | 9.375% Subordinated Bonds 2021 (£500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		£ (200)
Borrowings, interest rate (in percent)		9.375%					9.375%	9.375%
Contract/ notional amount £m		£ 500
Dated £m | 5.374% Subordinated Fixed Rate Notes 2021 (€160 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		£ (145)
Contract/ notional amount £m | €								€ 160
Dated £m | 5.374% Subordinated Fixed Rate Notes 2021 (€160 million) | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		5.374%					5.374%	5.374%
Dated £m | 6% Subordinated Notes 2033 (US$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		£ (141)
Borrowings, interest rate (in percent)		6.00%					6.00%	6.00%
Contract/ notional amount £m | $							$ 750
Dated £m | 7.953% Fixed Rate Reset Dated Subordinated notes 2033 (US$1,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities	£ 838
Contract/ notional amount £m | $						$ 1,000
Dated £m | 7.953% Fixed Rate Reset Dated Subordinated notes 2033 (US$1,000 million) | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	7.953%					7.953%
Undated £m | Series 2 (US$500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		£ (94)
Contract/ notional amount £m | $							500
Undated £m | Series 3 (US$600 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(121)
Contract/ notional amount £m | $							600
Undated £m | Floating Rate Primary Capital Notes (US$250 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(24)
Undated £m | Floating Rate Primary Capital Notes (US$250 million) | Floating interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Contract/ notional amount £m | $							250
Undated £m | Series 1 (US$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(96)
Contract/ notional amount £m | $							$ 750
Preference shares £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
At 1 January	£ 488	962
Increase through issues during the period		0
Repurchases and redemptions during the year	0	(440)
Foreign exchange movements	8	15
Other movements (cash and non-cash)2	(26)	(49)
At 31 December	£ 470	488		962
Preference shares £m | 6.475% Non-cumulative Preference Shares callable 2024 (£186 million) | Preference shares £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(8)
Preference shares £m | 6.413% Non-cumulative Fixed to Floating Rate Preference Shares callable 2035 (US$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	6.413%					6.413%
Preference shares £m | 6.413% Non-cumulative Fixed to Floating Rate Preference Shares callable 2035 (US$750 million) | Preference shares £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(182)
Preference shares £m | 6.657% Non-cumulative Fixed to Floating Rate Preference Shares callable 2037 (US$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	6.657%					6.657%
Preference shares £m | 6.657% Non-cumulative Fixed to Floating Rate Preference Shares callable 2037 (US$750 million) | Preference shares £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(157)
Preference shares £m | 9.25% Non-cumulative Irredeemable Preference Shares (£300 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	9.25%					9.25%
Preference shares £m | 9.25% Non-cumulative Irredeemable Preference Shares (£300 million) | Preference shares £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(79)
Preference shares £m | 9.75% Non-cumulative Irredeemable Preference Shares (£100 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	9.75%					9.75%
Preference shares £m | 9.75% Non-cumulative Irredeemable Preference Shares (£100 million) | Preference shares £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(14)
Preference shares £m | 7.754% Non-cumulative Perpetual Preferred Securities (Class B) (£150 million) | Preferred securities £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Preference shares £m | 12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	£ 0
Preference shares £m | 13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Preference shares £m | 7.281% Perpetual Regulatory Tier One Securities (Series B) (£150 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Preference shares £m | 7.881% Guaranteed Non-voting Non-cumulative Preferred Securities (£245 million) | Preferred securities £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Preference shares £m | 12% Perpetual Subordinated Bonds (£100 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Preference shares £m | 5.75% Undated Subordinated Step-up Notes (£600 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Preference shares £m | 7.625% Dated Subordinated Notes 2025 (£750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Preference shares £m | Dated £m | 1.985% Fixed Rate Reset Dated Subordinated Tier 2 Notes due 2031 (£500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		0
Preference shares £m | Dated £m | 3.369% Fixed Rate Reset Dated Subordinated Notes due 2041 (US$1,175 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		0
Preference shares £m | Dated £m | 9.375% Subordinated Bonds 2021 (£500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Preference shares £m | Dated £m | 5.374% Subordinated Fixed Rate Notes 2021 (€160 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Preference shares £m | Dated £m | 6% Subordinated Notes 2033 (US$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Preference shares £m | Dated £m | 7.953% Fixed Rate Reset Dated Subordinated notes 2033 (US$1,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities	0
Preference shares £m | Undated £m | Series 2 (US$500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Preference shares £m | Undated £m | Series 3 (US$600 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Preference shares £m | Undated £m | Floating Rate Primary Capital Notes (US$250 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Preference shares £m | Undated £m | Series 1 (US$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Preferred securities £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
At 1 January	1,661	1,743
Increase through issues during the period		0
Repurchases and redemptions during the year	(1,654)	(156)
Foreign exchange movements	(6)	17
Other movements (cash and non-cash)2	(1)	57
At 31 December	0	1,661		1,743
Preferred securities £m | 6.475% Non-cumulative Preference Shares callable 2024 (£186 million) | Preference shares £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Preferred securities £m | 6.413% Non-cumulative Fixed to Floating Rate Preference Shares callable 2035 (US$750 million) | Preference shares £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Preferred securities £m | 6.657% Non-cumulative Fixed to Floating Rate Preference Shares callable 2037 (US$750 million) | Preference shares £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Preferred securities £m | 9.25% Non-cumulative Irredeemable Preference Shares (£300 million) | Preference shares £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Preferred securities £m | 9.75% Non-cumulative Irredeemable Preference Shares (£100 million) | Preference shares £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Preferred securities £m | 7.754% Non-cumulative Perpetual Preferred Securities (Class B) (£150 million) | Preferred securities £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(156)
Preferred securities £m | 12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(1,399)
Preferred securities £m | 13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(221)
Preferred securities £m | 7.281% Perpetual Regulatory Tier One Securities (Series B) (£150 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(22)
Preferred securities £m | 7.881% Guaranteed Non-voting Non-cumulative Preferred Securities (£245 million) | Preferred securities £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(12)
Preferred securities £m | 12% Perpetual Subordinated Bonds (£100 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Preferred securities £m | 5.75% Undated Subordinated Step-up Notes (£600 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Preferred securities £m | 7.625% Dated Subordinated Notes 2025 (£750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Preferred securities £m | Dated £m | 1.985% Fixed Rate Reset Dated Subordinated Tier 2 Notes due 2031 (£500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		0
Preferred securities £m | Dated £m | 3.369% Fixed Rate Reset Dated Subordinated Notes due 2041 (US$1,175 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		0
Preferred securities £m | Dated £m | 9.375% Subordinated Bonds 2021 (£500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Preferred securities £m | Dated £m | 5.374% Subordinated Fixed Rate Notes 2021 (€160 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Preferred securities £m | Dated £m | 6% Subordinated Notes 2033 (US$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Preferred securities £m | Dated £m | 7.953% Fixed Rate Reset Dated Subordinated notes 2033 (US$1,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities	0
Preferred securities £m | Undated £m | Series 2 (US$500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Preferred securities £m | Undated £m | Series 3 (US$600 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Preferred securities £m | Undated £m | Floating Rate Primary Capital Notes (US$250 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Preferred securities £m | Undated £m | Series 1 (US$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Undated £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
At 1 January	174	509
Increase through issues during the period		0
Repurchases and redemptions during the year	(26)	(335)
Foreign exchange movements	0	0
Other movements (cash and non-cash)2	2	0
At 31 December	150	174		509
Undated £m | 6.475% Non-cumulative Preference Shares callable 2024 (£186 million) | Preference shares £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Undated £m | 6.413% Non-cumulative Fixed to Floating Rate Preference Shares callable 2035 (US$750 million) | Preference shares £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Undated £m | 6.657% Non-cumulative Fixed to Floating Rate Preference Shares callable 2037 (US$750 million) | Preference shares £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Undated £m | 9.25% Non-cumulative Irredeemable Preference Shares (£300 million) | Preference shares £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Undated £m | 9.75% Non-cumulative Irredeemable Preference Shares (£100 million) | Preference shares £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Undated £m | 7.754% Non-cumulative Perpetual Preferred Securities (Class B) (£150 million) | Preferred securities £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Undated £m | 12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Undated £m | 13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Undated £m | 7.281% Perpetual Regulatory Tier One Securities (Series B) (£150 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Undated £m | 7.881% Guaranteed Non-voting Non-cumulative Preferred Securities (£245 million) | Preferred securities £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Undated £m | 12% Perpetual Subordinated Bonds (£100 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(22)
Undated £m | 5.75% Undated Subordinated Step-up Notes (£600 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(4)
Undated £m | 7.625% Dated Subordinated Notes 2025 (£750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Undated £m | Dated £m | 1.985% Fixed Rate Reset Dated Subordinated Tier 2 Notes due 2031 (£500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		0
Undated £m | Dated £m | 3.369% Fixed Rate Reset Dated Subordinated Notes due 2041 (US$1,175 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		0
Undated £m | Dated £m | 9.375% Subordinated Bonds 2021 (£500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Undated £m | Dated £m | 5.374% Subordinated Fixed Rate Notes 2021 (€160 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Undated £m | Dated £m | 6% Subordinated Notes 2033 (US$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Undated £m | Dated £m | 7.953% Fixed Rate Reset Dated Subordinated notes 2033 (US$1,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities	0
Undated £m | Undated £m | Series 2 (US$500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(94)
Undated £m | Undated £m | Series 3 (US$600 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(121)
Undated £m | Undated £m | Floating Rate Primary Capital Notes (US$250 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(24)
Undated £m | Undated £m | Series 1 (US$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(96)
Dated £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
At 1 January	10,785	11,047
Increase through issues during the period		880
Repurchases and redemptions during the year	(502)	(486)
Foreign exchange movements	699	(56)
Other movements (cash and non-cash)2	(1,710)	(600)
At 31 December	10,110	10,785		£ 11,047
Dated £m | 6.475% Non-cumulative Preference Shares callable 2024 (£186 million) | Preference shares £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Dated £m | 6.413% Non-cumulative Fixed to Floating Rate Preference Shares callable 2035 (US$750 million) | Preference shares £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Dated £m | 6.657% Non-cumulative Fixed to Floating Rate Preference Shares callable 2037 (US$750 million) | Preference shares £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Dated £m | 9.25% Non-cumulative Irredeemable Preference Shares (£300 million) | Preference shares £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Dated £m | 9.75% Non-cumulative Irredeemable Preference Shares (£100 million) | Preference shares £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Dated £m | 7.754% Non-cumulative Perpetual Preferred Securities (Class B) (£150 million) | Preferred securities £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Dated £m | 12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Dated £m | 13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Dated £m | 7.281% Perpetual Regulatory Tier One Securities (Series B) (£150 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Dated £m | 7.881% Guaranteed Non-voting Non-cumulative Preferred Securities (£245 million) | Preferred securities £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Dated £m | 12% Perpetual Subordinated Bonds (£100 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Dated £m | 5.75% Undated Subordinated Step-up Notes (£600 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Dated £m | 7.625% Dated Subordinated Notes 2025 (£750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(502)
Dated £m | Dated £m | 1.985% Fixed Rate Reset Dated Subordinated Tier 2 Notes due 2031 (£500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		500
Dated £m | Dated £m | 3.369% Fixed Rate Reset Dated Subordinated Notes due 2041 (US$1,175 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		380
Dated £m | Dated £m | 9.375% Subordinated Bonds 2021 (£500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(200)
Dated £m | Dated £m | 5.374% Subordinated Fixed Rate Notes 2021 (€160 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(145)
Dated £m | Dated £m | 6% Subordinated Notes 2033 (US$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(141)
Dated £m | Dated £m | 7.953% Fixed Rate Reset Dated Subordinated notes 2033 (US$1,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities	£ 838
Dated £m | Undated £m | Series 2 (US$500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Dated £m | Undated £m | Series 3 (US$600 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Dated £m | Undated £m | Floating Rate Primary Capital Notes (US$250 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Dated £m | Undated £m | Series 1 (US$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		£ 0

[1]	1 Restated, see page F-16.